STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (343,033)			$ (3,213,315)
Changes in assets and liabilities:
Increase (decrease) in accrued expenses				191,506
Net Cash Used by Operating Activities				(2,596,081)
CASH FLOWS FROM INVESTING ACTIVITIES
Net Cash Used by Investing Activities				(12,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable				169,038
Net Cash Provided by Financing Activities				14,625,352
Cash and cash equivalents, beginning of period				519
Cash and cash equivalents, end of period	519	$ 519		40,109	$ 519
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid
Income taxes paid
NON-CASH INVESTING AND FINANCING INFORMATION
Common stock issued for services				12,000,000
Transitional Period [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period		(309,500)	$ (60,001)			$ (250,511)	$ (258,702)
Non-cash items related to operations
Stock based compensation		243,000	0			130,000	126,000
Changes in assets and liabilities:
Increase (decrease) in accrued expenses		14,000	60,533			121,042	130,953
Increase (decrease) in accrued interest		0	0			0	249
Increase (decrease) in advance from related party		0	0			0	1,500
Increase (decrease) in due from attorney		2,500	(532)			(531)	0
Net Cash Used by Operating Activities		(50,000)	0			0	0
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of intellectual property		0	0			0	0
Website development		0	0			0	0
Net Cash Used by Investing Activities		0	0			0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Due from related parties		50,000	0			0	0
Proceeds from notes payable		0	0			0	0
Net Cash Provided by Financing Activities		50,000	0			0	0
Net Increase (Decrease) in Cash and Cash Equivalents		0	0			0	0
Cash and cash equivalents, beginning of period		0	0	$ 0	0	0	0
Cash and cash equivalents, end of period	$ 0	0	0		$ 0	0	0
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid		0	0			0	0
Income taxes paid		0	0			0	0
NON-CASH INVESTING AND FINANCING INFORMATION
Common stock to be issued for acquisition		600,000	0			0	0
Common stock issued for services		$ 243,000	$ 0			$ 130,000	$ 0